Consolidated Statements of Loss and Other Comprehensive Income - GBP (£)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Loss and Other Comprehensive Income [Abstract]
Revenue		£ 26,520,000	£ 30,114,000	£ 25,669,000
Total Revenue		26,520,000	30,114,000	25,669,000
Net other operating (loss) / income		(57,000)	4,242,000	185,000
Research and development costs		(73,226,000)	(74,809,000)	(99,991,000)
Administrative expenses		(88,399,000)	(45,740,000)	(44,183,000)
Operating loss		(135,162,000)	(86,193,000)	(118,320,000)
Finance income		47,000	2,208,000	1,510,000
Finance costs		(5,813,000)	(3,375,000)	(9,379,000)
Non-operating expense		(5,766,000)	(1,167,000)	(7,869,000)
Loss before taxation		(140,928,000)	(87,360,000)	(126,189,000)
Income tax credit		9,405,000	13,267,000	22,258,000
Loss for the year		(131,523,000)	(74,093,000)	(103,931,000)
Other comprehensive (expense) / income that are or may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations		(74,000)	195,000	(99,000)
Total other comprehensive (expense) / income for the year, net of tax		(74,000)	195,000	(99,000)
Total comprehensive loss for the year, net of tax		£ (131,597,000)	£ (73,898,000)	£ (104,030,000)
Basic loss per share (in pounds per share)		£ (3.10)	£ (2.79)	£ (4.66)
Diluted loss per share (in pounds per share)	[1]	£ (3.10)	£ (2.79)	£ (4.66)

[1]	The basic and diluted loss per share are adjusted for the (i) the exchange of shares of Immunocore Limited for shares of Immunocore Holdings Limited on a 1 for 100 basis, and (ii) the reorganization of the share capital of Immunocore Holdings plc, resulting in a consolidation with the effect of a 20 to 1 reverse stock split on the Company’s ordinary shares and non-voting ordinary shares, all of which took place in connection with the Company’s initial public offering which closed on February 9, 2021. Refer to Note 30 for further information.